SHAREHOLDER'S EQUITY	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Shareholder's Equity	24. SHAREHOLDER’S EQUITY

24.1        Capital Stock

As of December 31, 2021, the capital stock is R$12,481,683, consisting of 1,379,584,737 registered common shares, with no par value (R$12,377,999, composed of 1,375,158,636 shares as of December 31, 2020).

24.2        Dividends and interest on shareholder's equity payable

The shareholders are entitled to receive every year a mandatory minimum dividend of 30% of net income, considering principally the following adjustments:

➢	Increase in the amounts resulting from the reversal, in the period, of previously recognized reserves for contingencies.
➢	Decrease in the amounts intended for the recognition, in the period, of the legal reserve and reserve for contingencies.
➢	Whenever the amount of the minimum mandatory dividend exceeds the realized portion of net income for the year, management may propose, and the General Meeting approves, allocate the excess to the constitution of the unrealized profit reserve (article 197 of Law 6,404/76).

In addition, dividends were proposed for the year ended December 31, 2021 in the amount of R$ 180,772, equivalent to the remuneration of R$0.1315 per share based on earnings in the period. According to the Company’s bylaws and in the article 197 of law nr. 6.604/76 the amount of R$133,616 referring to the portion of minimum mandatory dividends exceeding the realized net income for the year will be submitted to approval in the Annual General Meeting to be held in April 2022, for constitution of unrealized profit reserve.

The Board of Directors may pay or credit interest on net equity in accordance with applicable law.

24.3        Treasury shares

As of December 31, 2021 and 2020, item “Treasury shares” has the following composition:

	Number of shares	Amount R$ (thousands)	Average price per share - R$
Balance as of December 31, 2020	316,701	11,667	38.04
Used	(754,719)	(34,438)	45.63
Acquired	5,337,558	174,113	32.62
Balance as of December 31, 2021	4,899,540	151,342	30.89

The minimum and maximum cost of the balance of treasury shares as of December 31, 2021 and 2020 are R$25.74 and R$50.93, respectively.

24.4        Capital reserve

In the year ended December 31, 2021, the capital reserve had decreased by R$650,196, due to the absorption of losses, for the year ended December 31, 2020, and an increase of R$76,865 (R$52,041 as of December 31, 2020) referring to the changes of the purchase option and restricted share plans.

The acquisition of the subsidiary Avon resulted in the issue of Natura &Co shares for the total subscription amount of R$ 13,274,894. Of this amount, R$ 3,397,746 were allocated to the share capital account and the remainder amount of R$ 9,877,148 were allocated to the Company’s capital reserve. This incorporation of shares was approved at the Company’s Board of Directors meeting held on January 3, 2020.

The approval of the capital increase of R$ 2,000,000, approved on June 30, 2020, allocated the amount R$ 1,118 to the capital reserve.

The capital reserve decreased by R$147,592 in the year ended December 31, 2020, due to the allocation to the profit reserve and an increase of R$ 58,496, due to the effects of IAS 29 - Accounting in Hyperinflationary Economy (CPC 42), and an increase of R$52,041 referring to the changes of the purchase option and restricted share plans.

The capital reserve as of December 31, 2021 amounted to R$10,478,804 (R$11,052,135 as of December 31, 2020).

24.5        Legal profit reserve

On December 31, 2021, the profit reserve increase by R$751,057 (R$269,186 as of December 31, 2020), being (i) increase of R$870,749 related to profit retention reserve; (ii) decrease of R$6,390 related to the movement of stock option plans and restricted shares and (iii) decrease of R$113,302 referring to the reclassification of subvention reserve.

The retained profit reserve balance as of December 31, 2021 was R$871,223 (R$120,166 as of December 31, 2020).

24.6        Cumulative translation adjustment – Other comprehensive income

The Company recognizes in this equity item the exchange rate variation effect from investments in foreign subsidiaries, including exchange rate variations in a hyperinflationary economy, actuarial gains and losses arising from the employee benefit plan, and the effect from cash flow hedge operations. For exchange rate variation, the accumulated effect will be reversed to income statement as a gain or loss only in the event of disposal or write-off of the investment. For actuarial losses and gains, the amounts will be recognized when the actuarial liability is remeasured. The cash flow hedge transactions are transferred to the income statement in case an ineffective portion is identified or when the hedge relationship is terminated.